UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2022

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2022 (unaudited)

Description	Shares	Fair Value
Common Stocks | 97.6%
Brazil | 0.9%
Banco Bradesco SA ADR	502,037	$2,329,452
Canada | 6.7%
CAE, Inc. (*)	83,176	2,164,978
Canadian National Railway Co.	22,244	2,983,897
Dollarama, Inc.	63,258	3,587,563
National Bank of Canada	52,667	4,037,179
Toromont Industries, Ltd.	40,044	3,796,036
		16,569,653
China | 3.2%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	17,121	1,862,765
NXP Semiconductors NV	17,665	3,269,438
Tencent Holdings, Ltd.	57,500	2,712,585
		7,844,788
Denmark | 0.7%
Carlsberg AS, Class B	15,076	1,840,694
France | 4.3%
Legrand SA	21,597	2,053,161
LVMH Moet Hennessy Louis Vuitton SE	4,411	3,140,939
Pernod Ricard SA	12,874	2,823,552
Thales SA	20,282	2,561,107
		10,578,759
Germany | 1.1%
Merck KGaA	12,535	2,625,191
Hong Kong | 1.1%
AIA Group, Ltd.	263,600	2,759,743
India | 1.3%
HDFC Bank, Ltd. ADR	51,064	3,131,755
Japan | 3.9%
BayCurrent Consulting, Inc.	6,000	2,175,363
Nintendo Co., Ltd.	5,600	2,825,552
Olympus Corp.	125,300	2,380,498
Shimano, Inc.	10,100	2,310,226
		9,691,639
Netherlands | 2.5%
Wolters Kluwer NV	59,237	6,305,749
South Korea | 0.6%
LG Household & Health Care, Ltd.	2,079	1,460,379
Spain | 0.6%
Industria de Diseno Textil SA	68,099	1,481,755
Sweden | 2.2%
Assa Abloy AB, Class B	64,034	1,726,582
Description	Shares	Fair Value
Hexagon AB, B Shares	272,779	$3,827,004
		5,553,586
Switzerland | 4.0%
ABB, Ltd.	105,215	3,404,079
Partners Group Holding AG	2,545	3,161,824
The Swatch Group AG	11,475	3,260,722
		9,826,625
Taiwan | 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	46,494	4,847,464
United Kingdom | 6.6%
Coca-Cola Europacific Partners PLC	50,311	2,445,618
Diageo PLC	103,901	5,251,488
RELX PLC	153,331	4,773,394
Unilever PLC	87,709	3,970,562
		16,441,062
United States | 55.9%
Accenture PLC, Class A	19,974	6,735,832
Alphabet, Inc., Class A (*)	3,759	10,455,095
Amphenol Corp., Class A	35,774	2,695,571
Aon PLC, Class A	16,290	5,304,513
Avery Dennison Corp.	10,993	1,912,452
Booz Allen Hamilton Holding Corp.	43,495	3,820,601
Boston Scientific Corp. (*)	69,566	3,081,078
BRP, Inc.	26,076	2,135,055
Deere & Co.	6,841	2,842,162
Dollar General Corp.	19,316	4,300,321
Honeywell International, Inc.	10,020	1,949,692
Intercontinental Exchange, Inc.	40,621	5,366,846
IQVIA Holdings, Inc. (*)	28,131	6,504,168
Johnson & Johnson	30,653	5,432,631
Lowe’s Cos., Inc.	21,065	4,259,132
McDonald’s Corp.	16,118	3,985,659
Microsoft Corp.	32,405	9,990,786
Motorola Solutions, Inc.	22,027	5,334,939
NIKE, Inc., Class B	24,762	3,331,975
PTC, Inc. (*)	27,565	2,969,302
Rockwell Automation, Inc.	10,819	3,029,645
S&P Global, Inc.	10,740	4,405,333
Texas Instruments, Inc.	22,869	4,196,004
The Charles Schwab Corp.	53,274	4,491,531
The Coca-Cola Co.	89,690	5,560,780
The Procter & Gamble Co.	26,309	4,020,015
Thermo Fisher Scientific, Inc.	12,238	7,228,375
TopBuild Corp. (*)	7,965	1,444,771
Visa, Inc., Class A	21,457	4,758,519

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2022 (unaudited)

Description	Shares	Fair Value
Warner Music Group Corp., Class A	42,466	$1,607,338
Zoetis, Inc.	26,644	5,024,792
		138,174,913
Total Common Stocks (Cost $164,475,272)		241,463,207

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 9.3%
Brazil | 2.7%
Brazil NTN-F:
10.00%, 01/01/27	7,396	$1,357,515
10.00%, 01/01/29	26,360	5,309,326
		6,666,841
Dominican Republic | 1.5%
Dominican Republic:
8.90%, 02/15/23 (#)	130,000	2,401,397
10.50%, 04/07/23 (#)	65,400	1,206,379
		3,607,776
Egypt | 0.6%
Egypt Government Bonds, 14.40%, 09/10/29	27,500	1,438,657
Indonesia | 1.5%
Indonesia Treasury Bonds, 8.375%, 09/15/26	50,166,000	3,866,581
Malaysia | 2.0%
Malaysia Government Bonds:
3.502%, 05/31/27	10,260	2,434,490
3.733%, 06/15/28	10,500	2,489,299
		4,923,789
Mexico | 1.0%
Mexican Bonos, 7.75%, 05/29/31	49,000	2,381,168
Total Foreign Government Obligations (Cost $24,959,840)		22,884,812
Description	Shares	Fair Value
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17% (7 day yield) (Cost $5,177,326)	5,177,326	$5,177,326
Total Investments | 109.0% (Cost $194,612,438) (»)		$269,525,345
Liabilities in Excess of Cash and Other Assets | (9.0)%		(22,168,719)

Net Assets | 100.0%		$247,356,626

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2022 (unaudited)

Forward Currency Contracts open at March 31, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CLP	1,994,129,000	USD	2,423,000	CIT	06/16/22	$80,515	$—
CNY	24,654,745	USD	3,863,774	HSB	08/25/22	—	11,959
COP	4,640,552,000	USD	1,211,000	CIT	05/16/22	12,098	—
EGP	76,415,400	USD	4,622,552	CIT	07/26/22	—	525,769
HUF	474,147,950	EUR	1,310,000	CIT	04/25/22	—	26,447
HUF	1,365,707,107	USD	3,905,926	CIT	12/21/22	62,185	—
IDR	73,902,495,000	USD	5,109,409	CIT	07/05/22	26,453	—
INR	607,878,570	USD	7,908,907	CIT	04/27/22	69,090	—
KRW	3,454,643,850	USD	2,886,567	HSB	11/17/22	—	38,076
KZT	1,130,140,000	USD	2,420,000	SCB	04/29/22	—	50,604
MXN	113,221,934	USD	5,450,175	HSB	04/20/22	226,352	—
PEN	16,865,163	USD	4,393,114	CIT	05/17/22	174,758	—
PHP	55,415,440	USD	1,043,900	JPM	09/21/22	12,011	—
PLN	4,614,150	EUR	1,000,000	CIT	07/25/22	—	25,739
PLN	16,134,477	USD	3,890,920	JPM	05/18/22	—	67,261
RON	3,354,088	EUR	659,620	JPM	08/16/22	3,377	—
RON	19,597,680	EUR	3,870,000	JPM	08/16/22	2,042	—
RUB	494,407,914	USD	6,124,595	JPM	05/23/22	—	452,413
SGD	8,922,143	USD	6,612,620	SCB	05/05/22	—	30,551
THB	149,285,500	USD	4,550,000	SCB	07/21/22	—	50,215
USD	1,786,646	AUD	2,486,563	BNP	07/20/22	—	77,693
USD	4,336,355	BRL	24,530,762	HSB	04/18/22	—	795,300
USD	8,000,000	EUR	7,014,744	BNP	07/25/22	202,063	—
UYU	280,562,940	USD	6,145,284	JPM	06/01/22	596,155	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,467,099	$2,152,027

Currency Abbreviations:		USD	— United States Dollar
AUD	— Australian Dollar	UYU	— Uruguayan Peso
BRL	— Brazilian Real
CLP	— Chilean Peso	Counterparty Abbreviations:
CNY	— Chinese Renminbi	BNP	— BNP Paribas SA
COP	— Colombian Peso	CIT	— Citibank NA
EGP	— Egyptian Pound	HSB	— HSBC Bank USA NA
EUR	— Euro	JPM	— JPMorgan Chase Bank NA
HUF	— Hungarian Forint	SCB	— Standard Chartered Bank
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2022 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among“qualified institutional buyers.” At March 31, 2022 these securities amounted to 1.5% of net assets.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry† (as a percentage of net assets):

Common Stocks
Aerospace & Defense	1.9%
Banks	3.8
Beverages	7.2
Building Products	0.7
Capital Markets	7.0
Communications Equipment	2.2
Containers & Packaging	0.8
Electrical Equipment	3.4
Electronic Equipment, Instruments & Components	2.6
Entertainment	1.8
Health Care Equipment & Supplies	2.2
Hotels, Restaurants & Leisure	1.6
Household Durables	0.6
Household Products	1.6
Industrial Conglomerates	0.8
Insurance	3.3
Interactive Media & Services	5.3
Internet & Direct Marketing Retail	0.8
IT Services	4.7
Leisure Products	1.8
Life Sciences Tools & Services	5.6
Machinery	1.2
Multiline Retail	3.2
Personal Products	2.2
Pharmaceuticals	5.3
Professional Services	6.9
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	5.0
Software	5.2
Specialty Retail	2.3
Textiles, Apparel & Luxury Goods	3.9
Trading Companies & Distributors	1.5
Subtotal	97.6
Foreign Government Obligations	9.3
Short-Term Investments	2.1
Total Investments	109.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 23, 2022

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 23, 2022